Stock Option Exercise Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised	$ 197	$ 456	$ 222
Cash received from stock option exercises	382	1,410	1,954
Tax benefit realized from stock option exercises	$ 69	$ 160	$ 77